Prepaid Expenses	12 Months Ended
Sep. 30, 2023
Prepaid Expenses [Abstract]
Prepaid Expenses

4. Prepaid Expenses

Prepaid expenses consist of the following:

	September 30, 2023	September 30, 2022
	US$	US$
Prepaid tuition fees to Miami University	258,248	-
Prepaid fees to Renda for Beijing office expenses	1,073,429	769,717
Prepaid fees to Beijing University Graduate School of Education	621,420	-
Prepaid insurance	106,067	70,517
Security deposit	104,713	-
Other prepaid expenses	162,308	106,065
Total	2,326,185	946,299

Prepaid tuition fees represent the tuition fees that the Company prepaid to Miami University for services have yet to be provided by Miami University. The prepaid tuition fees will be recognized into costs of services when such fees are incurred based on semester terms in direct relation to Miami University’s conducting of the English language education services for us.

Prepaid fees to Renda for Beijing office expenses represent the fees that the Company prepaid to Beijing Renda Finance and Education Technology Co., Ltd (“Renda”) for services have yet to be provided by Renda. The prepaid fees will be recognized into costs of services when such fees are incurred based on the actual costs incurred by Renda on behalf of the Company’s Beijing office.

Prepaid fees to Beijing University Graduate School of Education (“BUGSE”) represent tuition fees that the Company paid to BUGSE for services that have yet to be provided by BUGSE. The Company has entered into a training agreement with BUGSE, pursuant to which BUGSE will provide some International Innovation Talent Training (“IIT”) courses to students of the Company.